Cover	Sep. 16, 2021
Cover [Abstract]
Entity Registrant Name	Creative Medical Technology Holdings, Inc.
Entity Central Index Key	0001187953
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 16, 2021
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-53500
Entity Tax Identification Number	87-0622284
Entity Address Address Line 1	211 E Osborn Road
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85012
City Area Code	480
Local Phone Number	399-2822
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false